UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2006

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value
EQUITY SECURITIES - 96.6%
Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.	1,646	$87,732
Expeditors International Washington, Inc.	2,056	115,156
FedEx Corp.	2,716	317,392
United Parcel Service, Inc., Class B	6,260	515,386

		1,035,666

Airlines - 0.2%
JetBlue Airways Corp.*	1,326	16,098
Southwest Airlines Co.	7,695	125,967

		142,065

Auto Components - 0.1%
ArvinMeritor, Inc.	600	10,314
BorgWarner, Inc.	550	35,805
Gentex Corp.	1,375	19,250

		65,369

Automobiles - 0.2%
Harley-Davidson, Inc.	2,569	141,012

Biotechnology - 2.3%
Amgen, Inc.*	11,277	735,599
Amylin Pharmaceuticals, Inc.*	1,077	53,171
Biogen Idec, Inc.*	3,265	151,267
Genzyme Corp. — General Division*	2,491	152,076
Gilead Sciences, Inc.*	4,418	261,369
Icos Corp.*	500	10,995
Medimmune, Inc.*	2,399	65,013
Millennium Pharmaceuticals, Inc.*	2,705	26,969
Neurocrine Biosciences, Inc.*	332	3,519
OSI Pharmaceuticals, Inc.*	476	15,689
PDL BioPharma, Inc.*	1,027	18,907

		1,494,574

Building Products - 0.3%
American Standard Co.’s, Inc.	1,692	73,213
Masco Corp.	3,798	112,573

		185,786

Capital Markets - 3.1%
A.G. Edwards, Inc.	689	38,115
Affiliated Managers Group, Inc.*	310	26,936
Bank of New York Co., Inc.	7,287	234,641
Charles Schwab Corp.	10,205	163,076
E*Trade Financial Corp.*	4,019	91,714
Eaton Vance Corp.	1,176	29,353
Federated Investors, Inc., Class B	872	27,468
Franklin Resources, Inc.	1,649	143,150
Goldman Sachs Group, Inc.	3,528	530,717
Investors Financial Services Corp.	580	26,042
Jefferies Group, Inc.	918	27,200
Legg Mason, Inc.	1,195	118,926
Mellon Financial Corp.	4,034	138,891
Northern Trust Corp.	1,877	103,798
SEI Investments Co.	687	33,581
State Street Corp.	3,163	183,739
T. Rowe Price Group, Inc.	2,500	94,525
TD Ameritrade Holding Corp.	2,869	42,490
Waddell & Reed Financial, Inc.	700	14,392

		2,068,754

Chemicals - 0.7%
Air Products & Chemicals, Inc.	2,004	128,096
Airgas, Inc.	637	23,728
Ecolab, Inc.	1,785	72,435
Lubrizol Corp.	612	24,388
Praxair, Inc.	3,137	169,398
Sigma-Aldrich Corp.	524	38,064

		456,109

	Shares	Value
Commercial Banks - 8.0%
AmSouth Bancorp	3,141	83,080
Associated Banc-Corp.	1,162	36,638
BancorpSouth, Inc.	600	16,350
Bank of Hawaii Corp.	460	22,816
BB&T Corp.	5,232	217,599
Cathay General Bancorp	359	13,060
Chittenden Corp.	375	9,694
City National Corp.	389	25,320
Colonial Bancgroup, Inc.	1,402	36,003
Comerica, Inc.	1,594	82,872
Commerce Bancorp, Inc.	1,675	59,747
Commerce Bancshares, Inc.	581	29,079
Compass Bancshares, Inc.	1,185	65,886
Cullen/Frost Bankers, Inc.	526	30,140
East-West Bancorp, Inc.	483	18,311
Fifth Third Bancorp	4,539	167,716
First Bancorp Puerto Rico	600	5,580
First Horizon National Corp.	1,124	45,185
First Midwest Bancorp, Inc.	407	15,092
FirstMerit Corp.	652	13,653
Fulton Financial Corp.	1,577	25,106
Greater Bay Bancorp	400	11,500
Huntington Bancshares, Inc.	2,264	53,385
KeyCorp Ltd.	3,928	140,151
M&T Bank Corp.	774	91,270
Marshall & Ilsley Corp.	2,082	95,231
Mercantile Bankshares Corp.	1,118	39,879
National City Corp.	5,406	195,643
North Fork Bancorp, Inc.	4,149	125,175
Old National Bancorp	554	11,063
Pacific Capital Bancorp	366	11,390
Park National Corp.	105	10,375
PNC Financial Services Group, Inc.	2,808	197,037
Popular, Inc.	2,439	46,829
Regions Financial Corp.	4,367	144,635
Sky Financial Group, Inc.	987	23,303
South Financial Group, Inc.	615	16,242
SunTrust Banks, Inc.	3,482	265,537
SVB Financial Group*	322	14,638
Synovus Financial Corp.	2,489	66,655
TCF Financial Corp.	1,168	30,894
TD Banknorth, Inc.	1,137	33,485
Texas Regional Bancshares, Inc.	440	16,685
Trustmark Corp.	400	12,388
UCBH Holdings, Inc.	760	12,570
United Bankshares, Inc.	383	14,029
US Bancorp	17,022	525,639
Valley National Bancorp	1,061	27,289
Wachovia Corp.	15,383	831,913
Wells Fargo & Co.	15,992	1,072,743
Westamerica Bancorporation	258	12,634
Whitney Holding Corp.	550	19,454
Wilmington Trust Corp.	586	24,718
Zions Bancorp	1,001	78,018

		5,291,324

Commercial Services & Supplies - 0.8%
Adesa, Inc.	764	16,991
Avery Dennison Corp.	942	54,692
Brink’s Co.	433	24,426
Corporate Executive Board Co.	376	37,675
D & B Corp.*	666	46,407
Deluxe Corp.	399	6,975
Herman Miller, Inc.	618	15,926
HNI Corp.	383	17,369
Manpower, Inc.	842	54,393
Monster Worldwide, Inc.*	1,099	46,883
Pitney Bowes, Inc.	2,122	87,639
Robert Half International, Inc.	1,662	69,804
RR Donnelley & Sons Co.	2,079	66,424
United Stationers, Inc.*	300	14,796

		560,400

	Shares	Value
Communications Equipment - 4.0%
3Com Corp.*	3,413	17,475
ADC Telecommunications, Inc.*	1,054	17,771
Adtran, Inc.	612	13,727
Andrew Corp.*	1,354	11,996
Avaya, Inc.*	4,539	51,835
Avocent Corp.*	400	10,500
CIENA Corp.*	5,020	24,146
Cisco Systems, Inc.*	58,821	1,148,774
F5 Networks Inc.*	360	19,253
JDS Uniphase Corp.*	15,379	38,909
Juniper Networks, Inc.*	5,258	84,075
Motorola, Inc.	23,821	479,993
Plantronics, Inc.	400	8,884
Polycom, Inc.*	800	17,536
Qualcomm, Inc.	16,030	642,322
Tellabs, Inc.*	3,963	52,748

		2,639,944

Computers & Peripherals - 5.9%
Apple Computer, Inc.*	8,115	463,529
Avid Technology, Inc.*	377	12,565
Dell, Inc.*	19,204	468,770
Diebold, Inc.	652	26,484
EMC Corp.*	22,626	248,207
Emulex Corp.*	661	10,754
Hewlett-Packard Co.	26,678	845,159
Imation Corp.	300	12,315
International Business Machines Corp.	14,827	1,139,010
Lexmark International, Inc.*	1,007	56,221
NCR Corp.*	1,798	65,879
Network Appliance, Inc.*	3,532	124,680
QLogic Corp.*	1,416	24,412
SanDisk Corp.*	1,861	94,874
Seagate Technology, Inc.*	5,078	114,966
Sun Microsystems, Inc.*	32,863	136,381
Western Digital Corp.*	2,081	41,225

		3,885,431

Consumer Finance - 1.6%
American Express Co.	10,560	562,003
AmeriCredit Corp.*	1,163	32,471
Capital One Financial Corp.	2,889	246,865
SLM Corp.	3,948	208,928

		1,050,267

Containers & Packaging - 0.2%
Aptargroup, Inc.	295	14,635
Bemis Co.	1,016	31,110
Sealed Air Corp.	761	39,633
Sonoco Products Co.	898	28,421

		113,799

Distributors - 0.1%
Genuine Parts Co.	1,688	70,322

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	1,367	70,633
Corinthian Colleges, Inc.*	753	10,813
DeVry, Inc.*	500	10,985
Laureate Education, Inc.*	400	17,052
Regis Corp.	400	14,244
Strayer Education, Inc.	130	12,626
Weight Watchers International, Inc.	397	16,233

		152,586

	Shares	Value
Diversified Financial Services - 5.9%
Bank of America Corp.	43,643	2,099,228
Chicago Mercantile Exchange Holdings, Inc.	305	149,801
CIT Group, Inc.	1,927	100,763
JPMorgan Chase & Co.	33,229	1,395,618
Leucadia National Corp.	771	22,505
Moody’s Corp.	2,423	131,957

		3,899,872

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	37,555	1,047,409
BellSouth Corp.	17,518	634,151
CenturyTel, Inc.	1,039	38,599
Citizens Communications Co.	3,236	42,230

		1,762,389

Electric Utilities - 0.0%
Duquesne Light Holdings, Inc.	600	9,864
Hawaiian Electric Industries, Inc.	670	18,700

		28,564

Electrical Equipment - 0.8%
American Power Conversion Corp.	1,665	32,451
Ametek, Inc.	666	31,555
Cooper Industries Ltd.	986	91,619
Emerson Electric Co.	3,963	332,139
Hubbell, Inc., Class B	450	21,442
Roper Industries, Inc.	825	38,569

		547,775

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	4,136	130,532
Amphenol Corp.	855	47,846
Arrow Electronics, Inc.*	1,077	34,679
Avnet, Inc.*	1,411	28,248
CDW Corp.	602	32,899
Flextronics International Ltd.*	5,456	57,943
Flir Systems, Inc.*	600	13,236
Ingram Micro, Inc.*	1,267	22,971
Jabil Circuit, Inc.	1,706	43,674
Mettler — Toledo International, Inc.*	405	24,531
Molex, Inc.	500	16,785
Sanmina-SCI Corp.*	4,596	21,142
Solectron Corp.*	8,575	29,326
Tech Data Corp.*	544	20,841
Tektronix, Inc.	799	23,506
Trimble Navigation Ltd.*	487	21,740

		569,899

Energy Equipment & Services - 0.6%
Cameron International Corp.*	1,108	52,929
FMC Technologies, Inc.*	666	44,928
Grant Prideco, Inc.*	1,240	55,490
Noble Corp.	1,274	94,811
Smith International, Inc.	2,049	91,119
Tidewater, Inc.	512	25,191
Unit Corp.*	442	25,145

		389,613

Food & Staples Retailing - 1.9%
BJ’s Wholesale Club, Inc.*	570	16,159
Costco Wholesale Corp.	4,555	260,227
CVS Corp.	7,815	239,921
Performance Food Group Co.*	300	9,114
Supervalu, Inc.	1,947	59,773
Sysco Corp.	5,985	182,902
Walgreen Co.	9,679	434,006
Whole Foods Market, Inc.	1,341	86,682

		1,288,784

Food Products - 1.0%
Corn Products International, Inc.	673	20,594
Del Monte Foods Co.*	1,922	21,584
General Mills, Inc.	3,427	177,039
H.J. Heinz Co.	3,056	125,968
Hershey Foods Corp.	1,581	87,066
JM Smucker Co.	500	22,350
Kellogg Co.	2,362	114,392
Lancaster Colony Corp.	200	7,894
McCormick & Co., Inc.	1,001	33,583
William Wrigley Jr. Co.	1,667	75,615

		686,085

	Shares	Value
Gas Utilities - 0.4%
AGL Resources, Inc.	704	26,836
Atmos Energy Corp.	670	18,700
Energen Corp.	550	21,125
Equitable Resources, Inc.	1,048	35,108
Nicor, Inc.	400	16,600
Oneok, Inc.	1,047	35,640
Peoples Energy Corp.	313	11,240
Piedmont Natural Gas Co., Inc.	582	14,143
Questar Corp.	817	65,760
Southern Union Co.	1,009	27,304
WGL Holdings, Inc.	400	11,580

		284,036

Health Care Equipment & Supplies - 2.3%
Advanced Medical Optics, Inc.*	656	33,259
Beckman Coulter, Inc.	562	31,219
Becton Dickinson & Co.	2,267	138,582
Biomet, Inc.	2,230	69,777
Cooper Co’s, Inc.	400	17,716
Cytyc Corp.*	1,035	26,248
Dade Behring Holdings, Inc.	812	33,812
Dentsply International, Inc.	672	40,723
Edwards Lifesciences Corp.*	542	24,623
Gen-Probe, Inc.*	462	24,939
Hospira, Inc.*	1,552	66,643
Idexx Laboratories, Inc.*	300	22,539
Intuitive Surgical, Inc.*	322	37,986
Invacare Corp.	230	5,722
Kinetic Concepts Inc.*	462	20,397
Medtronic, Inc.	11,566	542,677
Mentor Corp.	349	15,182
ResMed, Inc.*	721	33,851
Respironics, Inc.*	655	22,414
St. Jude Medical, Inc.*	3,537	114,669
Stryker Corp.	2,694	113,444
Varian Medical Systems, Inc.*	1,262	59,756

		1,496,178

Health Care Providers & Services - 2.3%
AMERIGROUP Corp.*	400	12,416
AmerisourceBergen Corp.	2,012	84,343
Apria Healthcare Group, Inc.*	437	8,259
Cardinal Health, Inc.	3,994	256,934
Caremark Rx, Inc.	4,339	216,386
Cigna Corp.	1,145	112,794
Coventry Health Care, Inc.*	1,561	85,761
DaVita, Inc.*	987	49,054
Express Scripts, Inc.*	1,187	85,155
Health Management Associates, Inc.	2,190	43,165
Health Net, Inc.*	1,042	47,067
Henry Schein, Inc.*	787	36,777
Laboratory Corp. of America Holdings, Inc.*	1,192	74,178
LifePoint Hospitals, Inc.*	457	14,683
Lincare Holdings, Inc.*	913	34,548
McKesson Corp.	2,694	127,372
Omnicare, Inc.	1,152	54,628
Patterson Co’s, Inc.*	1,235	43,139
Quest Diagnostics, Inc.	1,505	90,180
Sierra Health Services, Inc.*	472	21,254
Universal Health Services, Inc., Class B	460	23,120
VCA Antech, Inc.*	700	22,351

		1,543,564

	Shares	Value
Health Care Technology - 0.2%
Cerner Corp.*	525	19,483
Emdeon Corp.*	2,686	33,333
IMS Health, Inc.	1,909	51,257

		104,073

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	803	29,149
CEC Entertainment, Inc.*	286	9,186
Cheesecake Factory, Inc.*	707	19,054
Darden Restaurants, Inc.	1,256	49,486
Gaylord Entertainment Co.*	366	15,972
Panera Bread Co.*	253	17,012
P.F. Chang’s China Bistro, Inc.*	200	7,604
OSI Restaurant Partners, Inc.	614	21,244
Ruby Tuesday, Inc.	500	12,205
Starbucks Corp.*	7,414	279,953

		460,865

Household Durables - 0.8%
American Greetings Corp.	500	10,505
Black & Decker Corp.	725	61,233
DR Horton, Inc.	2,636	62,790
Garmin Ltd.	557	58,730
Harman International Industries, Inc.	558	47,636
KB Home	772	35,396
MDC Holdings, Inc.	284	14,748
Meritage Homes Corp.*	200	9,450
NVR, Inc.*	52	25,545
Pulte Homes, Inc.	2,059	59,279
Ryland Group, Inc.	424	18,474
Snap-On, Inc.	476	19,240
Standard-Pacific Corp.	566	14,546
Stanley Works	775	36,596
Whirlpool Corp.	732	60,500
Yankee Candle Co., Inc.	400	10,004

		544,672

Household Products - 3.5%
Church & Dwight Co., Inc.	550	20,031
Colgate-Palmolive Co.	4,998	299,380
Kimberly-Clark Corp.	4,409	272,036
Procter & Gamble Co.	31,455	1,748,898

		2,340,345

Industrial Conglomerates - 0.9%
3M Co.	6,621	534,778
Carlisle Co.’s, Inc.	283	22,442
Teleflex, Inc.	303	16,368

		573,588

	Shares	Value
Insurance - 4.9%
ACE Ltd.	3,055	154,552
Aflac, Inc.	4,851	224,844
AMBAC Financial Group, Inc.	1,014	82,235
American National Insurance Co.	135	17,512
AmerUs Group Co.	351	20,551
Arthur J. Gallagher & Co.	844	21,387
Axis Capital Holdings Ltd.	1,344	38,452
Brown & Brown, Inc.	1,019	29,775
Chubb Corp.	3,966	197,903
Cincinnati Financial Corp.	1,486	69,857
Commerce Group, Inc.	508	15,006
Conseco, Inc.*	1,371	31,670
Endurance Specialty Holdings Ltd.	493	15,776
Erie Indemnity Co.	514	26,728
Everest Re Group Ltd.	594	51,423
Fidelity National Financial, Inc.	1,655	64,462
First American Corp.	759	32,083
Hanover Insurance Group, Inc.	470	22,306
Hartford Financial Services Group, Inc.	2,898	245,171
HCC Insurance Holdings, Inc.	1,006	29,617
IPC Holdings Ltd.	392	9,667
Lincoln National Corp.	2,686	151,598
Markel Corp.*	88	30,536
MBIA, Inc.	1,306	76,466
Mercury General Corp.	258	14,543
Montpelier Re Holdings Ltd.	699	12,086
Nationwide Financial Services, Inc.	500	22,040
Ohio Casualty Corp.	579	17,214
PartnerRe Ltd.	496	31,769
Philadelphia Consolidated Holding Co.*	500	15,180
Principal Financial Group	2,703	150,422
Progressive Corp.	7,057	181,435
Protective Life Corp.	584	27,226
Prudential Financial, Inc.	4,705	365,578
RenaissanceRe Holdings Ltd.	647	31,354
Safeco Corp.	1,191	67,113
St. Paul Travelers Co.’s, Inc.	6,681	297,839
StanCorp Financial Group, Inc.	474	24,131
Torchmark Corp.	1,001	60,781
Unitrin, Inc.	406	17,698
UnumProvident Corp.	2,871	52,051
White Mountains Insurance Group Ltd.	72	35,064
Willis Group Holdings Ltd.	1,095	35,150
WR Berkley Corp.	1,707	58,260
XL Capital Ltd.	1,682	103,107

		3,279,618

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	2,870	111,011
Liberty Media Holding Corp. — Interactive *	6,464	111,569

		222,580

Internet Software & Services - 2.5%
Akamai Technologies, Inc.*	1,474	53,344
CNET Networks, Inc.*	1,214	9,688
Earthlink, Inc.*	1,040	9,006
eBay, Inc.*	10,069	294,921
Google, Inc.*	2,055	861,723
Yahoo!, Inc.*	12,724	419,892

		1,648,574

IT Services - 2.1%
Acxiom Corp.	623	15,575
Affiliated Computer Services, Inc.*	1,070	55,223
Automatic Data Processing, Inc.	5,563	252,282
Bisys Group, Inc.*	1,000	13,700
Ceridian Corp.*	1,401	34,240
Checkfree Corp.*	688	34,097
Cognizant Technology Solutions Corp.*	1,333	89,804
Convergys Corp.*	1,366	26,637
DST Systems, Inc.*	525	31,237
Electronic Data Systems Corp.	5,032	121,070
Fidelity National Information Services, Inc.	902	31,931
First Data Corp.	7,372	332,035
Fiserv, Inc.*	1,680	76,205
Global Payments, Inc.	712	34,568
Iron Mountain, Inc.*	1,089	40,707
MoneyGram International Inc.	775	26,311
Paychex, Inc.	3,251	126,724
Sabre Holdings Corp.	1,194	26,268
Unisys Corp.*	2,988	18,765

		1,387,379

	Shares	Value
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	2,765	65,752
Mattel, Inc.	3,691	60,939
Pool Corp.	480	20,942

		147,633

Life Sciences — Tools & Services - 0.4%
Affymetrix, Inc.*	553	14,157
Applera Corp. — Applied Biosystems Group	1,668	53,960
Invitrogen Corp.*	479	31,647
Millipore Corp.*	502	31,621
Nektar Therapeutics*	700	12,838
Pharmaceutical Product Development, Inc.	934	32,802
Techne Corp.*	300	15,276
Varian, Inc.*	300	12,453
Waters Corp.*	1,007	44,711

		249,465

Machinery - 1.7%
AGCO Corp.*	752	19,793
Briggs & Stratton Corp.	469	14,591
Cummins, Inc.	382	46,699
Danaher Corp.	2,304	148,193
Deere & Co.	2,268	189,355
Donaldson Co., Inc.	665	22,524
Dover Corp.	1,962	96,982
Flowserve Corp.*	511	29,076
Graco, Inc.	628	28,875
Harsco Corp.	400	31,184
IDEX Corp.	449	21,193
Illinois Tool Works, Inc.	4,660	221,350
Kennametal, Inc.	349	21,725
Pall Corp.	1,132	31,696
Parker Hannifin Corp.	1,153	89,473
Pentair, Inc.	922	31,523
Terex Corp.*	449	44,316
Toro Co.	360	16,812

		1,105,360

Media - 2.8%
Arbitron, Inc.	257	9,851
Belo Corp.	801	12,496
Cablevision Systems Corp.	2,146	46,032
Discovery Holding Co.*	2,585	37,819
Dow Jones & Co., Inc.	497	17,400
E.W. Scripps Co.	739	31,880
Echostar Communications Corp.*	2,041	62,883
Entercom Communications Corp.	313	8,188
Getty Images, Inc.*	471	29,913
Harte-Hanks, Inc.	498	12,769
John Wiley & Sons, Inc.	350	11,620
Lamar Advertising Co.*	843	45,404
Lee Enterprises, Inc.	300	8,085
Liberty Global, Inc.*	2,216	47,644
Liberty Media Holding Corp. — Capital*	1,292	108,231
McClatchy Co.	200	8,024
McGraw-Hill Co.’s, Inc.	3,421	171,837
Media General, Inc.	151	6,325
Meredith Corp.	332	16,447
New York Times Co.	1,287	31,583
NTL, Inc.	2,520	62,748
Omnicom Group, Inc.	1,631	145,306
R.H. Donnelley Corp.*	427	23,088
Sirius Satellite Radio, Inc.*	11,554	54,881
Time Warner, Inc.	40,066	693,142
Univision Communications, Inc.*	2,295	76,882
Valassis Communications, Inc.*	437	10,309
Washington Post Co., Class B	59	46,021
XM Satellite Radio Holdings, Inc.*	2,470	36,185

		1,872,993

	Shares	Value
Metals & Mining - 0.0%
Worthington Industries	600	12,570

Multiline Retail - 1.1%
Dollar General Corp.	2,869	40,109
Dollar Tree Stores, Inc.*	992	26,288
Family Dollar Stores, Inc.	1,315	32,125
Kohl’s Corp.*	2,966	175,350
Nordstrom, Inc.	2,238	81,687
Saks, Inc.	1,026	16,590
Target Corp.	7,547	368,822

		740,971

Multi-Utilities - 0.3%
KeySpan Corp.	1,682	67,953
MDU Resources Group, Inc.	1,009	36,939
NiSource, Inc.	2,611	57,024
OGE Energy Corp.	868	30,406
Puget Energy, Inc.	970	20,836

		213,158

Office Electronics - 0.2%
Xerox Corp.*	8,783	122,172
Zebra Technologies Corp.*	600	20,496

		142,668

Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.	3,655	110,564
Cimarex Energy Co.	784	33,712
Denbury Resources, Inc.*	1,040	32,937
EOG Resources, Inc.	2,330	161,562
General Maritime Corp.	300	11,088
Helix Energy Solutions Group, Inc.*	661	26,678
Kinder Morgan, Inc.	1,049	104,785
OMI Corp.	626	13,553
Overseas Shipholding Group, Inc.	270	15,971
Pioneer Natural Resources Co.	1,169	54,253
Plains Exploration & Production Co.*	704	28,540
Quicksilver Resources, Inc.*	487	17,926
Range Resources Corp.	1,169	31,785
Southwestern Energy Co.*	1,520	47,363
St Mary Land & Exploration Co.	500	20,125
XTO Energy, Inc.	3,481	154,104

		864,946

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	2,354	146,536

Personal Products - 0.3%
Alberto-Culver Co.	754	36,735
Avon Products, Inc.	4,308	133,548
Estee Lauder Co.’s, Inc.	1,155	44,664
NBTY, Inc.*	500	11,955

		226,902

Pharmaceuticals - 6.4%
Abraxis BioScience, Inc.*	194	4,625
Allergan, Inc.	1,460	156,599
Barr Pharmaceuticals, Inc.*	980	46,736
Bristol-Myers Squibb Co.	18,688	483,272
Endo Pharmaceuticals Holdings, Inc.*	1,170	38,587
Forest Laboratories, Inc.*	3,144	121,641
Johnson & Johnson	28,438	1,704,005
Medicis Pharmaceutical Corp.	500	12,000
MGI Pharma, Inc.*	740	15,910
Pfizer, Inc.	70,076	1,644,684

		4,228,059

	Shares	Value
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	1,659	41,309
Forest City Enterprises, Inc.	500	24,955
St. Joe Co.	713	33,183

		99,447

Road & Rail - 0.1%
Con-way, Inc.	509	29,486
Ryder System, Inc.	586	34,240

		63,726

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	4,629	113,040
Agere Systems, Inc.*	1,644	24,167
Altera Corp.*	3,497	61,372
Analog Devices, Inc.	3,539	113,743
Applied Materials, Inc.	15,173	247,016
Atmel Corp.*	3,894	21,612
Broadcom Corp.*	4,454	133,843
Cypress Semiconductor Corp.*	1,150	16,721
Fairchild Semiconductor International, Inc.*	1,151	20,914
Freescale Semiconductor, Inc.*	1,281	37,149
Integrated Device Technology, Inc.*	1,768	25,070
Intel Corp.	55,626	1,054,113
Intersil Corp.	1,406	32,690
KLA-Tencor Corp.	1,925	80,022
Lam Research Corp.*	1,312	61,165
Linear Technology Corp.	2,962	99,197
LSI Logic Corp.*	3,741	33,482
Marvell Technology Group Ltd.*	2,155	95,531
Microchip Technology, Inc.	2,027	68,006
Micron Technology, Inc.*	6,914	104,125
National Semiconductor Corp.	3,256	77,656
Novellus Systems, Inc.*	1,239	30,603
Nvidia Corp.*	3,368	71,705
PMC — Sierra, Inc.*	1,949	18,321
Semtech Corp.*	606	8,757
Skyworks Solutions, Inc.*	1,300	7,163
Teradyne, Inc.*	1,712	23,848
Texas Instruments, Inc.	14,900	451,321
Varian Semiconductor Equipment Associates, Inc.*	513	16,729
Xilinx, Inc.	3,348	75,832

		3,224,913

Software - 4.9%
Adobe Systems, Inc.	5,800	176,088
Amdocs Ltd.*	1,806	66,100
Autodesk, Inc.	2,230	76,846
BEA Systems, Inc.*	3,725	48,760
BMC Software, Inc.*	2,086	49,855
Cadence Design Systems, Inc.*	2,582	44,281
Check Point Software Technologies Ltd.*	1,638	28,796
Citrix Systems, Inc.*	1,701	68,278
Compuware Corp.*	3,045	20,402
Electronic Arts, Inc.*	2,928	126,021
Fair Isaac Corp.	612	22,222
Hyperion Solutions Corp.*	541	14,932
Intuit, Inc.*	1,527	92,215
Jack Henry & Associates, Inc.	809	15,905
Micros Systems, Inc.*	344	15,026
Microsoft Corp.	86,770	2,021,741
NAVTEQ Corp.*	885	39,542
Novell, Inc.*	3,315	21,978
Parametric Technology Corp.*	946	12,024
Red Hat, Inc.*	1,758	41,137
Reynolds & Reynolds Co.	517	15,856
Sybase, Inc.*	751	14,569
Symantec Corp.*	10,066	156,426
Synopsys, Inc.*	1,321	24,795
TIBCO Software, Inc.*	1,654	11,661

		3,225,456

	Shares	Value
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	996	28,784
Barnes & Noble, Inc.	449	16,389
Bed Bath & Beyond, Inc.*	2,699	89,526
Best Buy Co., Inc.	3,834	210,257
Borders Group, Inc.	600	11,076
Carmax, Inc.*	946	33,545
Chico’s FAS, Inc.*	1,723	46,487
Gap, Inc.	5,810	101,094
Guitar Center, Inc.*	200	8,894
Home Depot, Inc.	19,767	707,461
Limited Brands, Inc.	3,219	82,374
Lowe’s Co.’s, Inc.	7,406	449,322
Office Depot, Inc.*	2,751	104,538
O’Reilly Automotive, Inc.*	1,012	31,564
PETsMART, Inc.	1,307	33,459
RadioShack Corp.	1,222	17,108
Ross Stores, Inc.	1,425	39,971
Staples, Inc.	7,056	171,602
TJX Co.’s, Inc.	4,379	100,104
Tractor Supply Co.*	300	16,581
Williams-Sonoma, Inc.*	847	28,840

		2,328,976

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	1,111	35,318
Nike, Inc., Class B	1,761	142,641
Timberland Co.*	468	12,215

		190,174

Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp.	880	26,796
Doral Financial Corp.	775	4,968
Downey Financial Corp.	184	12,484
Fannie Mae	9,256	445,214
First Niagara Financial Group, Inc.	1,000	14,020
Freddie Mac	6,604	376,494
Fremont General Corp.	557	10,338
Golden West Financial Corp.	2,954	219,187
Hudson City Bancorp, Inc.	5,137	68,476
IndyMac Bancorp, Inc.	568	26,043
MGIC Investment Corp.	836	54,340
New York Community Bancorp, Inc.	2,559	42,249
Peoples Bank Bridgeport	500	16,425
PMI Group, Inc.	853	38,027
Radian Group, Inc.	784	48,435
Sovereign Bancorp, Inc.	3,797	77,113
Washington Federal, Inc.	733	16,998
Washington Mutual, Inc.	9,462	431,278
Webster Financial Corp.	489	23,198

		1,952,083

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,358	54,714
United Rentals, Inc.*	550	17,589
W.W. Grainger, Inc.	782	58,830

		131,133

Water Utilities - 0.0%
Aqua America, Inc.	1,171	26,687

Wireless Telecommunication Services - 0.8%
Alltel Corp.	3,694	235,788
American Tower Corp.*	3,973	123,640
Crown Castle International Corp.*	2,059	71,118
NII Holdings, Inc., Class B*	1,317	74,252
Telephone & Data Systems, Inc.	460	19,044

		523,842

Total Equity Securities (Cost $58,783,596)		64,129,559

	Principal
	Amount	Value
U.S. TREASURY - 0.3%
United States Treasury Bills, 8/10/06 (l)	$200,000	$198,981

Total U.S. Treasury (Cost $198,981)		198,981

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.4%
Federal Home Loan Bank Discount Notes, 7/3/06	1,600,000	1,599,565

Total U.S. Government Agencies and Instrumentalities (Cost $1,599,565)		1,599,565

TOTAL INVESTMENTS (Cost $60,582,142) - 99.3%		65,928,105
Other assets and liabilities, net - 0.7%		481,217

NET ASSETS - 100%		$66,409,322

			Underlying
			Face	Unrealized
		Expiration	Amount at	Appreciation
Futures	# of Contracts	Date	Value	(Depreciation)
Purchased:
NASDAQ 100 Index^	3	9/06	$477,450	$7,021
S&P 500 Index^	5	9/06	1,599,250	42,442

Total Purchased				$49,463

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 100,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2006 there were no securities fair valued under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2006 for federal income tax purposes was $63,954,135. Net unrealized appreciation aggregated $1,973,970 of which $9,019,415 related to appreciated securities and $7,045,445 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069 and $900,355 at September 30, 2005 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby — President

Date:	August 25, 2006

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 25, 2006

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 25, 2006